Convertible Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible debt

11. Convertible debt

On March 31, 2020 the Company entered into an agreement to issue up to $10,100 (SEK 100,000) (the “Commitment”) to be funded in tranches (“Tranches”) of ten non-interest-bearing notes (“Notes”) convertible into new shares of the Company, each with a value of $1,010 (SEK 10,000); 95% of each Tranche is received in cash, net of a 5% fee, and the conversion price of the Notes is 95% of the lowest closing volume weighted average price as reported by Bloomberg (“VWAP”). The Company accounted for the Notes issued under the FVO election whereby the financial instrument is initially measured at its issue-date estimated fair value and subsequently re-measured at estimated fair value on a recurring basis at each reporting date. The estimated fair value adjustment is presented as a single line item within other income (expense) in the accompanying condensed consolidated statements of operations under the caption “change in fair value of convertible debt”.

The Company determined the fair value of the Notes using a discounted cash flow valuation technique with a WACC of 15%. The Company estimates the change in fair value attributable to the instrument specific credit risk of the Notes at 1% under the fair value option and accordingly has recognized a loss of $6 in other comprehensive income during the three-month period ended March 31, 2021.

The roll forward of the Notes as of March 31, 2021, is as follows:

March 31, 2021 $
Opening fair value	1,327
Convertible debt issued in the period	1,140
Change in fair value (loss) reported in statement operations	201
Foreign exchange	59
Conversion of notes to common stock	(2,329)
Ending fair value balance at March 31, 2021	398

An effective interest rate determines the fair value of the Notes. The notes are unlisted and therefore, they are categorized as Level 3 in accordance with ASC 820, “Fair Value Measurements and Disclosures.” The notes were fully converted to shares during the period ended June 30, 2021.

15. Convertible debt

On March 31, 2020, the Company, through its former parent company, Allarity Therapeutics A/S, entered into a twenty-four-month term agreement to issue up to $10,100 (SEK 100,000) to be funded in tranches of ten non-interest-bearing notes (“Notes”) convertible into new shares of the Company, each with a value of $1,010 (SEK 10,000), under the following terms:

a)	Fees payable include 5% of the $10,100 Commitment in 2 equal installments of $252, paid on the disbursement of each of the first and second Tranches; and a further 5% of the principal of the notes is to be deducted from the payment of each Tranche.

b)	The loan is due for repayment in full 12 months from the date of issuance; or immediately repayable in the event of default, a change of control or a material adverse event. The Investor may in its sole discretion decide to convert the Loan in full or in part (in multiples of $4 (SEK 25) in 1,000’s) into new shares.

c)	The Conversion Price of the Notes is 95% of the lowest closing volume weighted average price as reported by Bloomberg (“VWAP”) of the shares during the applicable pricing period preceding the conversion date. Conversion of the Loan Amount shall be made at a rate equal to the Conversion Price. The Conversion Price cannot be below par value. The number of new Shares issued by the Company to the Investor upon conversion of the Loan Amount shall be calculated as the Loan Amount divided by the Conversion Price. If the Conversion Price is equal to or less than $0.01 (0.05 DKK), the Investor will not be required to convert such Note. If the Investor (contrary to the clear intention in the Agreement) claims repayment of one or more Tranches and not to convert into Shares the Company shall be entitled to deduct the commitment fee in connection with the repayment.

d)	Default interest accrues on the overdue amount from the due date up to the date of actual payment at 8% per annum; calculated on a 360 day year and accrues and compounds on a daily basis.

Prior to the Company’s share offering in June of 2021 the Company had issued and converted a total of four of the Notes, leaving six Notes available however, pursuant to the Company’s agreement with its June Rights Issue investors, this loan agreement was no longer utilized after the end of June 30, 2021.

The Company accounted for the Notes issued under the fair value election whereby the financial instrument is initially measured at its issue-date estimated fair value and subsequently re-measured at estimated fair value on a recurring basis at each reporting date. The estimated fair value adjustment is presented as a single line item within other income (expense) in the accompanying consolidated statements of operations under the caption change in fair value of convertible notes and derivative liabilities. We determined the fair value of the Notes using a discounted cash flow valuation technique with a weighted average cost of capital of 15%. The Company estimates the change in fair value attributable to the instrument specific credit risk of the Notes at 1% under the fair value option and accordingly has recognized a (recovery) loss of $(9) and $9 in other comprehensive income during the years ended December 31, 2021, and December 31, 2020, respectively. Changes in fair value of convertible debt of ($474) and ($573) related to the Notes have been recognized in the Company’s statement of operations for the years ended December 31, 2021, and December 31, 2020, respectively. And a loss on extinguishment of convertible debt of $141 and $108 has been recognized in the Company’s Consolidated Statement of Operations and Comprehensive loss in the years ended December 31, 2021, and December 31, 2020, respectively.

The roll forward of the Notes as of December 31, 2021, and December 31, 2020, is as follows:

	December 31, 2021 $	December 31, 2020 (Restated) $
Opening fair value	1,327	—
Convertible debt issued in the period	1,140	3,416
Change in fair value	474	573
Foreign exchange	(116)	—
Conversion of notes to common shares	(2,825)	(2,662)
Ending fair value balance	—	1,327

An effective interest rate determines the fair value of the Notes. The notes are unlisted and therefore, they are categorized as Level 3 in accordance with ASC 820, “Fair Value Measurements and Disclosures.” The notes were fully converted to shares as of June 30, 2021, and, concurrent with the Company’s reorganization on December 20th, 2021, is no longer accessible to the Company.